Hod Maden Interest - Summarized Financial Information in Associate 100% Basis and Adjustments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Administration expenses	[1]	$ (8,274)	$ (6,897)
Hod Maden Associate [member]
Disclosure of associates [line items]
Revenue		0	0
Administration expenses		(1,183)	(1,140)
Other (expense) income		(197)	546
Total net loss		(1,380)	(594)
Company's share of net loss of associate		$ (414)	$ (178)

[1]	Equity settled stock-based compensation (a non cash item) is included in administration expenses and project evaluation $5,180 $3,858